Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17.                Commitments and Contingencies:

a)       Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company’s vessels are covered for pollution of $1 billion per vessel per incident, by the Protection and Indemnity (P&I) Association in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy years other than those that have already been recorded in its consolidated financial statements.

b)       Other contingencies:

Contingencies relating to Heron

On July 11, 2014, Oceanbulk Shipping became a wholly owned subsidiary of the Company. Oceanbulk Shipping owned a convertible loan, which was convertible into 50% of Heron Ventures Ltd’s (“Heron”) equity. After the conversion of the loan, on November 5, 2014, Heron was a 50-50 joint venture between Oceanbulk Shipping and ABY Group Holding Limited, and Oceanbulk Shipping shared joint control over Heron with ABY Group Holding Limited. Based on the applicable related agreements, neither party will entirely control Heron. In addition, any operational and other decisions with respect to Heron will need to be jointly agreed between Oceanbulk Shipping and ABY Group Holding Limited. As of December 31, 2017, all vessels previously owned by Heron have been either sold or distributed to its equity holders. While Oceanbulk Shipping and ABY Group Holding Limited intend that Heron eventually will be dissolved shortly after receiving permission from local authorities in Malta, until that occurs, contingencies to the Company may arise. However, the pre-transaction investors in Heron effectively remain as ultimate beneficial owners of Heron, until Heron is dissolved on the basis that, according to the agreement governing the Merger, any cash received or paid by the Company from the final liquidation of Heron will be settled accordingly by the pre-Merger investors in Oceanbulk (the “Oceanbulk Sellers”). The Company had no outstanding balance with the Oceanbulk Sellers as of December 31, 2017 and thereafter. In July 2018, ABY Group Holding Limited transferred to ABY Floriana Limited its interests to Heron. The Company concluded that there should not be significant financial impact and therefore no provision has been made.

F-50

STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)

c)       Commitments:

The following table sets forth inflows and outflows, related to the Company’s charter party arrangements and other commitments, as of December 31, 2020.

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2021	2022	2023	2024	2025	2026 and thereafter
Future,minimum, non-cancellable charter revenue (1)	$35,636	$35,636	$-	$-	$-	$-	$-
Acquisition of second-hand vessels (2)	(61,239)	(61,239)	-	-	-	-	-
Vessel BWTS (3)	(23,205)	(23,205)	-	-	-	-	-
Office rent (4)	(963)	(351)	(337)	(228)	(47)	-	-
Total	$(49,771)	$(49,159)	$(337)	$(228)	$(47)	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2020, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. As disclosed in Note 8, within the first quarter of 2021 the time charter agreement for vessel Star Karlie, which accounts for $3,900 of the future, minimum, non-cancellable charter revenue included in the table above, was early terminated within the first quarter of 2021.
(2)	The amount reflects the total consideration for the E.R. Acquisition Vessels discussed in Note 5 in form of $39,000 in cash financed by SEB $39,000 Facility (Note 21a) and 2,100,000 of Company’s common shares, issued on January 26, 2021 to E.R., when the vessels were delivered to the Company.
(3)	The amounts represent the Company’s commitments as of December 31, 2020, for installation of Ballast Water Treatment System (“BWTS”) on its vessels so as to comply with environmental regulations.
(4)	The amount reflects the minimum rental payments under the office rental agreements that the Company is party to as of December 31, 2020. The weighted average remaining lease term of these office rent arrangements as of December 31, 2020 is 2.92 years. Please also refer to Note 3 for office rent agreements entered into with related parties.